Investment Strategy	Apr. 30, 2026
UBS Liquid Assets Government Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategiesPrincipal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements.
UBS RMA Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the fund generally expects its distributions to be exempt from US withholding tax when paid to non-US investors. In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements.
UBS Select Government Institutional Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the fund generally expects its distributions to be exempt from US withholding tax when paid to non-US investors. In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements.
UBS Select Treasury Institutional Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, under normal circumstances, the fund invests in a diversified portfolio of high quality, US Treasury money market instruments and in related repurchase agreements.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. In addition, in order to be a “Treasury” fund, under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. For purposes of this policy, repurchase agreements are those that are collateralized fully by securities issued by the US Treasury and cash. Under normal circumstances, the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states.
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in securities issued by the US Treasury. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in securities issued by the US Treasury, the fund considers the possible loss of this tax advantage.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, repurchase agreements are those that are collateralized fully by securities issued by the US Treasury and cash. Under normal circumstances, the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in securities issued by the US Treasury. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in securities issued by the US Treasury, the fund considers the possible loss of this tax advantage.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, in order to be a “Treasury” fund, under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements.
UBS Select Government Preferred Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the fund generally expects its distributions to be exempt from US withholding tax when paid to non-US investors. In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements.
UBS Select Treasury Preferred Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, under normal circumstances, the fund invests in a diversified portfolio of high quality, US Treasury money market instruments and in related repurchase agreements.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. In addition, in order to be a “Treasury” fund, under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. For purposes of this policy, repurchase agreements are those that are collateralized fully by securities issued by the US Treasury and cash. Under normal circumstances, the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states.
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in securities issued by the US Treasury. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in securities issued by the US Treasury, the fund considers the possible loss of this tax advantage.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For purposes of this policy, repurchase agreements are those that are collateralized fully by securities issued by the US Treasury and cash. Under normal circumstances, the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in securities issued by the US Treasury. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in securities issued by the US Treasury, the fund considers the possible loss of this tax advantage.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, in order to be a “Treasury” fund, under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements.
UBS Select 100% US Treasury Preferred Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. In order to qualify as a “government money market fund” under federal regulations, the fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities); however, as noted above, the fund expects to further limit its investments, and under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance.
The Fund will generally hold a portion of its assets in cash for operational purposes.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Prime Reserves Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:
•	short-term obligations of the US government and its agencies and instrumentalities;
•	repurchase agreements;
•	obligations of issuers in the financial services group of industries;
•	commercial paper, other corporate obligations and asset-backed securities; and
•	municipal money market instruments.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
The fund is a “retail money market fund,” as such term is defined in the rule governing money market funds and related interpretations. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund is permitted to seek to maintain a stable price per share.
The fund may be subject to a liquidity fee if the fund’s board believes such fee is in the best interests of the fund.
The fund is classified by UBS AM as an “ESG-integrated” fund. The fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for all portfolio investments and portfolio holdings, except repurchase agreements with certain counterparties. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. The fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Prime Preferred Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:
•	short-term obligations of the US government and its agencies and instrumentalities;
•	repurchase agreements;
•	obligations of issuers in the financial services group of industries;
•	commercial paper, other corporate obligations and asset-backed securities; and
•	municipal money market instruments.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
The fund is a “retail money market fund,” as such term is defined in the rule governing money market funds and related interpretations. “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the fund is permitted to seek to maintain a stable price per share.
The fund may be subject to a liquidity fee if the fund’s board believes such fee is in the best interests of the fund.
The fund is classified by UBS AM as an “ESG-integrated” fund. The fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for all portfolio investments and portfolio holdings, except repurchase agreements with certain counterparties. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. The fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Cantor Fitzgerald Government Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. The fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance. Thus, the fund generally expects its distributions to be exempt from US withholding tax when paid to non-US investors. In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the USgovernment, its agencies or its instrumentalities. Government securities subject to repurchase agreements include repurchase agreements that are collateralized fully by government securities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The fund may invest a significant percentage (50% or more) of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements may offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In addition, under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements.
Institutional Shares [Member] | UBS Select 100% US Treasury Institutional Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. In order to qualify as a “government money market fund” under federal regulations, the fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities); however, as noted above, the fund expects to further limit its investments, and under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some state. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance.
The Fund will generally hold a portion of its assets in cash for operational purposes.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Class A and Class P | UBS Ultra Short Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests in fixed income securities and money market instruments. The fund’s investments in securities may include, but are not limited to, government obligations including agencies, debt issued by government-sponsored and supranational entities, as well as municipal securities, corporate debt, mortgage-backed, asset-backed, and inflation-linked securities. Investments in money market instruments may include, but are not limited to, commercial paper (including asset-backed commercial paper), certificates of deposit, notes, time deposits, repurchase agreements and other money market securities. The fund may invest in money market funds, including those advised by UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s investment advisor.
The fund may invest in securities of any maturity, but will generally limit its weighted average portfolio duration to one year or less.
The fund normally invests in investment grade securities. Investment grade securities possess a minimum rating of Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB‑ by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”) for long-term ratings and/or equivalent short-term ratings, comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined by UBS AM to be of comparable quality. The fund may at times hold securities rated below‑investment‑grade if the rating for a security held by the fund is subsequently reduced to below-investment-grade (commonly referred to as “junk bonds,” which are considered speculative in nature).
The fund’s investments may have all types of interest rate payment and reset terms, including floating or variable rate, zero coupon and other features. In addition, the fixed income securities purchased by the fund may be of US and non‑US issuers. The fund’s investments are typically denominated in US dollars or hedged to US dollars.
The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.
The fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”) per share. The fund should not be considered to be a money market fund or the equivalent of a money market fund.
Management process
UBS AM acts as the investment advisor to the fund, and makes the fund’s investment decisions. UBS AM selects investments for the fund based on a rigorous valuation and research framework, combining top‑down macroeconomic and quantitative research with issuer level credit analysis. This dynamic approach allows UBS AM to exploit diversified sources of return, which UBS AM believes is key to delivering consistent performance over time.
The top‑down process involves formulation of broad investment views and views regarding macroeconomic trends. UBS AM’s views on the direction of interest rates, yield curve shape, sectors, and volatility help formulate final portfolio positioning.
After UBS AM establishes the top‑down strategy, the portfolio management team, working closely with UBS AM’s research analysts, builds portfolios that combines top‑down allocation targets with bottom‑up security specific strategies. Research is a fundamental component of UBS AM’s globally integrated investment platform and consists of top‑down macroeconomic analysis as well as bottom‑up sector and issuer level research. UBS AM uses rigorous credit/structure analysis and relative pricing to choose securities that it believes have superior risk/return characteristics. The ultimate goal of any purchase decision is to be compensated for a given level of risk. Prudent diversification seeks to ensure an appropriate risk/return relationship. Security selection represents the final level of decision-making in our investment process. UBS AM selects individual securities that it believes will give the portfolio the desired exposures with optimal relative value. UBS AM integrates risk management throughout the investment process.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield. The fund may sell investments that UBS AM believes are no longer favorable with regard to these factors or for other reasons.
The fund is classified by UBS AM as an “ESG-integrated” fund. The fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for all portfolio investments and portfolio holdings, except repurchase agreements with certain counterparties and except asset-backed and mortgage-backed securities. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. The fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Class I | UBS Ultra Short Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
Under normal circumstances, the fund invests in fixed income securities and money market instruments. The fund’s investments in securities may include, but are not limited to, government obligations including agencies, debt issued by government-sponsored and supranational entities, as well as municipal securities, corporate debt, mortgage-backed, asset-backed, and inflation-linked securities. Investments in money market instruments may include, but are not limited to, commercial paper (including asset-backed commercial paper), certificates of deposit, notes, time deposits, repurchase agreements and other money market securities. The fund may invest in money market funds, including those advised by UBS Asset Management (Americas) LLC (“UBS AM”), the fund’s investment advisor.
The fund may invest in securities of any maturity, but will generally limit its weighted average portfolio duration to one year or less.
The fund normally invests in investment grade securities. Investment grade securities possess a minimum rating of Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or BBB‑ by Standard & Poor’s Financial Services LLC (“S&P”) or Fitch Ratings, Inc. (“Fitch”) for long-term ratings and/or equivalent short-term ratings, comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined by UBS AM to be of comparable quality. The fund may at times hold securities rated below-investment-grade if the rating for a security held by the fund is subsequently reduced to below-investment-grade (commonly referred to as “junk bonds,” which are considered speculative in nature).
The fund’s investments may have all types of interest rate payment and reset terms, including floating or variable rate, zero coupon and other features. In addition, the fixed income securities purchased by the fund may be of US and non‑US issuers. The fund’s investments are typically denominated in US dollars or hedged to US dollars.
The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.
The fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”) per share. The fund should not be considered to be a money market fund or the equivalent of a money market fund.
Management process
UBS AM acts as the investment advisor to the fund, and makes the fund’s investment decisions. UBS AM selects investments for the fund based on a rigorous valuation and research framework, combining top‑down macroeconomic and quantitative research with issuer level credit analysis. This dynamic approach allows UBS AM to exploit diversified sources of return, which UBS AM believes is key to delivering consistent performance over time.
The top‑down process involves formulation of broad investment views and views regarding macroeconomic trends. UBS AM’s views on the direction of interest rates, yield curve shape, sectors, and volatility help formulate final portfolio positioning.
After UBS AM establishes the top‑down strategy, the portfolio management team, working closely with UBS AM’s research analysts, builds portfolios that combines top‑down allocation targets with bottom‑up security specific strategies. Research is a fundamental component of UBS AM’s globally integrated investment platform and consists of top‑down macroeconomic analysis as well as bottom‑up sector and issuer level research. UBS AM uses rigorous credit/structure analysis and relative pricing to choose securities that it believes have superior risk/return characteristics. The ultimate goal of any purchase decision is to be compensated for a given level of risk. Prudent diversification seeks to ensure an appropriate risk/return relationship. Security selection represents the final level of decision-making in our investment process. UBS AM selects individual securities that it believes will give the portfolio the desired exposures with optimal relative value. UBS AM integrates risk management throughout the investment process.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield. The fund may sell investments that UBS AM believes are no longer favorable with regard to these factors or for other reasons.
The fund is classified by UBS AM as an “ESG-integrated” fund. The fund’s investment process integrates material sustainability and/or environmental, social and governance (“ESG”) considerations into the research process for all portfolio investments and portfolio holdings, except repurchase agreements with certain counterparties and except asset-backed and mortgage-backed securities. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. The fund’s portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Token-Enabled Shares | UBS Select 100% US Treasury Institutional Fund
Prospectus [Line Items]
Strategy [Heading]	Principal strategies Principal investments
Strategy Narrative [Text Block]
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash.
Money market instruments generally are short-term debt obligations. They also may include longer-term bonds that have variable interest rates or other special features (e.g., a put option) that give them the financial characteristics of short-term debt. In order to qualify as a “government money market fund” under federal regulations, the fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities); however, as noted above, the fund expects to further limit its investments, and under normal circumstances, the fund invests exclusively in a diversified portfolio of high quality, US Treasury money market instruments and may also hold cash. US Treasury money market instruments include Treasury bills, notes, and floating rate notes. Many US government money market instruments, including those in which the fund invests, pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some state. The fund generally seeks to invest in securities the income from which is considered “qualified interest income” under relevant tax law and guidance.
The Fund will generally hold a portion of its assets in cash for operational purposes.
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Management process
UBS Asset Management (Americas) LLC (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.